Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Wells Fargo Commercial Mortgage Securities, Inc. 30 Hudson Yards New York, New York 10001

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”) and Wells Fargo Securities, LLC, Wells Fargo Bank, National Association, Morgan Stanley Mortgage Capital Holdings LLC, Morgan Stanley & Co. LLC, Bank of America, National Association, BofA Securities, Inc., Drexel Hamilton, LLC and Academy Securities, Inc. (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of BANK 2020-BNK28, Commercial Mortgage Pass-Through Certificates, Series 2020-BNK28.

The Company is responsible for the information provided to us, including the information set forth in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On September 14 2020, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing (i) 23 mortgage loans contributed by Wells Fargo Bank, National Association (“WFB”) that are secured by 23 mortgaged properties (the “WFB Loans”), (ii) 23 mortgage loans contributed by Morgan Stanley Mortgage Capital Holdings LLC (“MSMCH”) that are secured by 40 mortgaged properties (the “MSMCH Loans”) and (iii) 8 mortgage loans contributed by Bank of America, National Association (“BANA”) that are secured by 29 mortgaged properties (the “BANA Loans”).

Together, WFB, MSMCH and BANA are referred to herein as the “Mortgage Loan Sellers” and the WFB Loans, MSMCH Loans and BANA Loans are collectively referred to herein as the “Mortgage Loans.”

From August 12, 2020 through September 11, 2020, representatives of each of the Mortgage Loan Sellers provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to their respective Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (except for the characteristics of the specified Mortgage Loans indicated in the calculations or footnotes on Appendix A or those identified as “None - Mortgage Loan Seller Provided,” “None - we observed no mezzanine debt” or “None - we observed no subordinate unsecured debt”) set forth on the Data File (the “Characteristics” as listed in Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

September 14, 2020

Appendix A

Number	Characteristic on Data File	Source Document
1	Mortgage Loan Originator	Mortgage/Deed of Trust/Loan Agreement
2	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
3	Multiple Property Indicator	Mortgage/Deed of Trust/Loan Agreement
4	Property Name	None - Mortgage Loan Seller Provided
5	Property Address	Appraisal Report/Engineering Report/Insurance Confirmation/Title Policy/USPS.com
6	Property City	Appraisal Report/Engineering Report/Insurance Confirmation
7	Property State	Appraisal Report/Engineering Report
8	Property Zip Code	Appraisal Report/Engineering Report/USPS.com
9	County	Appraisal Report/Engineering Report/USPS.com
10	Year Built	Appraisal Report/Engineering Report
11	Year Renovated	Appraisal Report/Engineering Report/Capital Expenditure Schedule
12	Property Type	Appraisal Report
13	Specific Property Type	Appraisal Report
14	No. of Units	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File/Property Survey
15	Unit of Measure	Appraisal Report/Borrower Rent Roll/UW Rent Roll/Electronic Underwriting File
16	Occupancy %	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/ Electronic Underwriting File/ Borrower Financial Certificate[1]
17	Occupancy % Source Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/ Electronic Underwriting File/Borrower Financial Certificate[1]
18	Borrower Name	Note/Mortgage/Loan Agreement
19	Note Date	Note/Mortgage/Loan Agreement
20	First Payment Date	Note/Mortgage/Loan Agreement[2]
21	Maturity Date or Anticipated Repayment Date	Note/Mortgage/Loan Agreement
22	Payment Due Date	Note/Mortgage/Loan Agreement
23	Monthly Debt Service Amount	Calculation –see procedure below
24	Specific Payment Schedule (Y/N)	Note/Mortgage/Loan Agreement
25	Mortgage Rate	Note/Mortgage/Loan Agreement
26	Interest Accrual Basis	Note/Mortgage/Loan Agreement
27	Interest Accrual Basis During IO Period	Note/Mortgage/Loan Agreement
28	Original Balance	Note/Mortgage/Loan Agreement/Note Splitter/Draft Note Splitter[3]
29	Cut-Off Date Balance - Loan Level	Calculation –see procedure below
30	Cut-Off Date Balance - Property Level	Calculation –see procedure below
31	Cut-Off Date Balance Per Unit/SF	Calculation –see procedure below

Appendix A

Number	Characteristic on Data File	Source Document
32	Balloon Payment	Calculation –see procedure below
33	Prepayment Restriction Code	Note/Mortgage/Loan Agreement[2]
34	Early Defeasance Loan (Y/N)	Note/Mortgage/Loan Agreement
35	Yield Maintenance Calculation Method	Note/Mortgage/Loan Agreement
36	Portion of Loan Prepaid with Different Prepayment Condition	Note/Mortgage/Loan Agreement
37	Amortization Term (Original)	Calculation –see procedure below
38	Amortization Term (Remaining)	Calculation –see procedure below
39	Loan Term (Original)	Calculation –see procedure below
40	Loan Term (Remaining)	Calculation –see procedure below
41	IO Period	Note/Mortgage/Loan Agreement[2]
42	Seasoning	Calculation –see procedure below
43	Loan Amortization Type	Note/Mortgage/Loan Agreement
44	ARD Loan (Y/N)	Note/Mortgage/Loan Agreement
45	ARD Mortgage Rate After ARD	Note/Mortgage/Loan Agreement
46	ARD Loan Maturity Date	Note/Mortgage/Loan Agreement
47	Grace Period Default (days)	Note/Mortgage/Loan Agreement
48	Grace Period Late (days)	Note/Mortgage/Loan Agreement
49	USPAP Appraisal (Y/N)	Appraisal Report
50	As-Is Appraised Value	Appraisal Report[4]
51	As-Is Appraisal Valuation Date	Appraisal Report
52	Stabilized Appraised Value	Appraisal Report
53	Stabilized Appraisal Valuation Date	Appraisal Report
54	Original LTV	Calculation –see procedure below
55	Cut-Off Date LTV Ratio	Calculation –see procedure below
56	LTV Ratio at Maturity or ARD	Calculation –see procedure below
57	UW NOI DSCR	Calculation –see procedure below
58	UW NCF DSCR	Calculation –see procedure below
59	Cut-Off Date UW NOI Debt Yield	Calculation –see procedure below
60	Cut-Off Date UW NCF Debt Yield	Calculation –see procedure below
61	UW Occupancy %	NCB Loans: Appraisal Report All other Mortgage Loans: Electronic Underwriting File
62	UW Revenues	NCB Loans: Appraisal Report All other Mortgage Loans: Electronic Underwriting File
63	UW Expenses	NCB Loans: Appraisal Report All other Mortgage Loans: Electronic Underwriting File

Appendix A

Number	Characteristic on Data File	Source Document
64	UW NOI	NCB Loans: Appraisal Report All other Mortgage Loans: Electronic Underwriting File
65	UW Replacement	NCB Loans: Appraisal Report All other Mortgage Loans: Electronic Underwriting File
66	UW TI/LC	NCB Loans: Appraisal Report All other Mortgage Loans: Electronic Underwriting File
67	UW NCF	NCB Loans: Appraisal Report All other Mortgage Loans: Electronic Underwriting File
68	UW Management Fee %	NCB Loans: Appraisal Report All other Mortgage Loans: Electronic Underwriting File
69	UW FF&E	Electronic Underwriting File[5]
70	UW FF&E Reserves %	Electronic Underwriting File[5]
71	UW Hotel ADR	Electronic Underwriting File[5]
72	UW Hotel RevPAR	Electronic Underwriting File[5]
73	Most Recent Period Description	Electronic Underwriting File/Ground Lease Abstract[5]
74	Most Recent Revenues	Electronic Underwriting File/Ground Lease Abstract[5]
75	Most Recent Expenses	Electronic Underwriting File/Ground Lease Abstract[5]
76	Most Recent NOI	Electronic Underwriting File/Ground Lease Abstract[5]
77	Most Recent Hotel ADR	Electronic Underwriting File/Ground Lease Abstract[5]
78	Most Recent Hotel RevPAR	Electronic Underwriting File/Ground Lease Abstract[5]
79	Second Most Recent Period Description	Electronic Underwriting File/Ground Lease Abstract[5]
80	Second Most Recent Revenues	Electronic Underwriting File/Ground Lease Abstract[5]
81	Second Most Recent Expenses	Electronic Underwriting File/Ground Lease Abstract[5]
82	Second Most Recent NOI	Electronic Underwriting File/Ground Lease Abstract[5]
83	Second Most Recent Hotel ADR	Electronic Underwriting File/Ground Lease Abstract[5]
84	Second Most Recent Hotel RevPAR	Electronic Underwriting File/Ground Lease Abstract[5]

Appendix A

Number	Characteristic on Data File	Source Document
85	Third Most Recent Period Description	Electronic Underwriting File/Ground Lease Abstract[5]
86	Third Most Recent Revenues	Electronic Underwriting File/Ground Lease Abstract[5]
87	Third Most Recent Expenses	Electronic Underwriting File/Ground Lease Abstract[5]
88	Third Most Recent NOI	Electronic Underwriting File/Ground Lease Abstract[5]
89	Third Most Recent Hotel ADR	Electronic Underwriting File/Ground Lease Abstract[5]
90	Third Most Recent Hotel RevPAR	Electronic Underwriting File/Ground Lease Abstract[5]
91	Assumption Frequency	Note/Mortgage/Loan Agreement
92	Assumption Fee	Note/Mortgage/Loan Agreement
93	Loan Cross Portfolio Name	Note/Mortgage/Loan Agreement
94	Portfolio Cross Release Conditions	Note/Mortgage/Loan Agreement
95	Free Release (Y/N)	Note/Mortgage/Loan Agreement
96	Free Release Description	Note/Mortgage/Loan Agreement
97	Value of Free Release Parcel included in Appraisal	Appraisal Report
98	Partial Release and/or Partial Defeasance	Note/Mortgage/Loan Agreement
99	Partial Release or Defeasance Description	Note/Mortgage/Loan Agreement
100	Substitution (Y/N)	Note/Mortgage/Loan Agreement
101	Substitution Description	Note/Mortgage/Loan Agreement
102	Title Vesting (Fee/Leasehold/Both)	Title Policy/Assignment of Mortgage
103	Ground Lease Subordinate (Y/N/Silent)	Ground Lease/Ground Lease Abstract
104	Ground Lease Initial Expiration Date	Ground Lease/Ground Lease Abstract
105	Annual Ground Rent Payment	Ground Lease/Ground Lease Abstract
106	Annual Ground Rent Increases	Ground Lease/Ground Lease Abstract
107	Extension Options Description	Ground Lease/Ground Lease Abstract
108	Ground Lease Expiration Date with Extension Options	Ground Lease/Ground Lease Abstract
109	Notice and Cure Rights (Y/N)	Ground Lease/Ground Lease Abstract
110	TIC (Y/N)	Tenants in Common Agreement/Loan Agreement
111	Max Number of TICs	Tenants in Common Agreement/Loan Agreement
112	Single Purpose Borrower (Y/N)	Note/Mortgage/Loan Agreement
113	Borrower Non-Consolidation Opinion (Y/N)	Attorney Opinion Letter
114	Independent Director (Y/N)	Note/Mortgage/Loan Agreement
115	DST (Y/N)	Note/Mortgage/Loan Agreement
116	IDOT (Y/N)	Mortgage

Appendix A

Number	Characteristic on Data File	Source Document
117	Type of Lockbox	Loan Agreement/Cash Management Agreement/Lockbox Agreement
118	Lockbox Trigger Event	Loan Agreement/Cash Management Agreement/Lockbox Agreement
119	Property Manager	Management Agreement/Loan Agreement
120	Fraud Carveout Indemnitor	Indemnification Agreement/Guaranty/Loan Agreement
121	Environmental Carveout Indemnitor	Indemnification Agreement/Guaranty/Loan Agreement
122	Engineering Escrow/Deferred Maintenance	Note/Mortgage/Closing Statement/Loan Agreement
123	Environmental Escrow	Note/Mortgage/Closing Statement/Loan Agreement
124	Springing Environmental Escrow Description	Note/Mortgage/Loan Agreement
125	Tax Escrow (Initial)	Closing Statement/Loan Agreement/Servicing Statement or Printout
126	Tax Escrow (Monthly)	Closing Statement/Servicing Statement or Printout
127	Springing Tax Escrow Description	Note/Mortgage/Loan Agreement
128	Insurance Escrow (Initial)	Closing Statement/Loan Agreement/Servicing Statement or Printout
129	Insurance Escrow (Monthly)	Closing Statement/Servicing Statement or Printout
130	Springing Insurance Escrow Description	Note/Mortgage/Loan Agreement
131	Replacement Reserve (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
132	Replacement Reserve (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
133	Replacement Reserve Cap	Note/Mortgage/Closing Statement/Loan Agreement
134	Springing Replacement Reserve Description	Note/Mortgage/Loan Agreement
135	TI/LC Reserve (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
136	TI/LC Reserve (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
137	TI/LC Reserve Cap	Note/Mortgage/Closing Statement/Loan Agreement
138	Springing TI/LC Reserve Description	Note/Mortgage/Loan Agreement
139	Debt Service Escrow (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
140	Debt Service Escrow (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
141	Other Escrow I Reserve Description	Note/Mortgage/Closing Statement/Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
142	Other Escrow I (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
143	Other Escrow I (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
144	Other Escrow I Cap	Note/Mortgage/Closing Statement/Loan Agreement
145	Springing Other Escrow I Reserve Description	Note/Mortgage/Loan Agreement
146	Other Escrow II Reserve Description	Note/Mortgage/Closing Statement/Loan Agreement
147	Other Escrow II (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
148	Other Escrow II (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
149	Other Escrow II Cap	Note/Mortgage/Closing Statement/Loan Agreement
150	Springing Other Escrow II Reserve Description	Note/Mortgage/Loan Agreement
151	Pari Passu Debt (Y/N)	Note/Mortgage/Loan Agreement
152	Total Pari Passu Cut-Off Date Balance	Calculation –see procedure below
153	Trust Component % of Pari Passu	Calculation –see procedure below
154	Existing Subordinate Secured Debt (Y/N)	Note/Mortgage/Loan Agreement
155	Existing Subordinate Secured Debt In Trust (Y/N)	None - Mortgage Loan Seller Provided
156	Subordinate Secured Debt Description	Subordinate Note/Subordinate Loan Agreement
157	Subordinate Secured Debt Original Balance	Subordinate Note/Subordinate Loan Agreement
158	Subordinate Secured Debt Cut-Off Date Principal Balance	Subordinate Note/Subordinate Loan Agreement/Servicing Statement or Printout
159	Whole Loan Cut-Off Date Balance	Calculation –see procedure below
160	Whole Loan Debt Service	Calculation –see procedure below
161	Whole Loan Cut-Off Date LTV Ratio	Calculation –see procedure below
162	Whole Loan UW NOI DSCR	Calculation –see procedure below
163	Whole Loan UW NCF DSCR	Calculation –see procedure below
164	Whole Loan Cut-Off Date UW NOI Debt Yield	Calculation –see procedure below
165	Whole Loan Cut-Off Date UW NCF Debt Yield	Calculation –see procedure below
166	Existing Mezzanine Debt (Y/N)	Note/Mortgage/Loan Agreement
167	Existing Mezzanine Debt In Trust (Y/N)	None – Mortgage Loan Seller Provided
168	Mezzanine Debt Original Balance	None – we observed no mezzanine debt
169	Mezzanine Debt Cut-off Date Balance	None – we observed no mezzanine debt
170	Existing Unsecured Debt (Y/N)	Note/Mortgage/Loan Agreement
171	Unsecured Debt Original Balance	None – we observed no subordinate unsecured debt

Appendix A

Number	Characteristic on Data File	Source Document
172	Unsecured Debt Cut-off Date Principal Balance	None – we observed no subordinate unsecured debt
173	Additional Debt - Debt Service	Calculation –see procedure below
174	Additional Debt - Loan Type	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
175	Additional Debt - Mortgage Rate	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
176	Additional Debt - Mortgage Rate Cap	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
177	Additional Debt - Mortgage Rate Floor	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
178	Additional Debt - Interest Accrual Basis	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
179	Additional Debt - Balloon Payment	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
180	Additional Debt - Amortization Term (Original)	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
181	Additional Debt - Amortization Term (Remaining)	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
182	Additional Debt - Loan Term (Original)	Calculation –see procedure below
183	Additional Debt - Loan Term (Remaining)	Calculation –see procedure below
184	Additional Debt - IO Period	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
185	Additional Debt – Seasoning	Calculation –see procedure below
186	Additional Debt - Loan Amortization Type	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
187	Additional Debt - ARD Loan (Y/N)	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
188	Additional Debt - ARD Mortgage Rate After ARD	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
189	Additional Debt - Hyper-Amortization Commencement Date	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
190	Additional Debt - Maturity Date or Anticipated Repayment Date	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
191	Additional Debt - ARD Loan Maturity Date	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
192	Additional Debt - # Extension Options	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
193	Additional Debt - Fully Extended Maturity Date	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
194	Additional Debt – Holdback	Subordinate Note/Subordinate Loan Agreement/ Subordination Agreement
195	Future Secured Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
196	Conditions for Future Secured Debt	Note/Mortgage/Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
197	Lender Consent Required for Future Secured Debt (Y/N)	Note/Mortgage/Loan Agreement
198	Future Mezzanine Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
199	Conditions for Future Mezzanine Debt	Note/Mortgage/Loan Agreement
200	Lender Consent Required for Future Mezzanine Debt (Y/N)	Note/Mortgage/Loan Agreement
201	Future Unsecured Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
202	Conditions for Future Unsecured Debt	Note/Mortgage/Loan Agreement
203	Lender Consent Required for Future Unsecured Debt (Y/N)	Note/Mortgage/Loan Agreement
204	Engineering Report Date	Engineering Report
205	Environmental Report Date (Phase I)	Phase I Report
206	Environmental Report Date (Phase II)	Phase II Report
207	Environmental Insurance (Y/N)	Environmental Insurance Certificates/ Environmental Insurance Summaries
208	Seismic Report Date	Seismic Report
209	Seismic PML %	Seismic Report
210	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Note/Mortgage/Loan Agreement/Insurance Certificates/Insurance Summaries
211	Zoning Compliance	Zoning Report/Appraisal Report
212	If Zoning Compliance = LNC or NC, O&L Insurance in Place? (Y/N/NA)	Insurance Certificates/Insurance Summaries
213	Terrorism Insurance (Y/N)	Insurance Certificates/Insurance Summaries
214	Terrorism Insurance Limit - Description	Insurance Certificates/Insurance Summaries
215	Master Lease (Y/N)	Master Lease/Loan Agreement
216	Owner Occupied (Y/N)	Borrower Rent Roll/UW Rent Roll
217	Top 5: Gym Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
218	Top 5: Movie Theater (Y/N)	Borrower Rent Roll/UW Rent Roll
219	50% NRA Roll-Term (Y/N)	Borrower Rent Roll/UW Rent Roll
220	25% NRA Roll-Year (Y/N)	Borrower Rent Roll/UW Rent Roll
221	Top 5: Dark Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
222	Top 5: Restaurant (Y/N)	Borrower Rent Roll/UW Rent Roll
223	Single-Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
224	Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
225	Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
226	Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
227	2nd Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
228	2nd Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel

Appendix A

Number	Characteristic on Data File	Source Document
229	2nd Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
230	3rd Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
231	3rd Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
232	3rd Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
233	4th Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
234	4th Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
235	4th Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
236	5th Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
237	5th Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
238	5th Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
239	Grace Period Balloon (days)	Note/Mortgage/Loan Agreement
240	Holdback	Note/Mortgage/Loan Agreement
241	LTV Adjusted (Y/N)	None - Mortgage Loan Seller Provided
242	LTV Adjustment Amount	None - Mortgage Loan Seller Provided
243	UW DSCRs Adjusted (Y/N)	None - Mortgage Loan Seller Provided
244	UW DSCR Adjustment Amount	None - Mortgage Loan Seller Provided
245	UW DYs Adjusted (Y/N)	None - Mortgage Loan Seller Provided
246	UW DY Adjustment Amount	None - Mortgage Loan Seller Provided
247	Affiliated Sponsor (Y/N)	None - Mortgage Loan Seller Provided
248	Sponsor	None - Mortgage Loan Seller Provided
249	Principals (Individuals)	None - Mortgage Loan Seller Provided
250	Loan Purpose (Acquisition, Refinance)	None - Mortgage Loan Seller Provided
251	Post Modification Amortization Period Amount	None - Mortgage Loan Seller Provided
252	Scheduled Interest Amount	Calculation –see procedure below
253	Scheduled Principal Amount	Calculation –see procedure below
254	Periodic Principal and Interest Payment Securitization Amount	Calculation –see procedure below
255	Total Scheduled Principal Interest Due Amount	Calculation –see procedure below
256	Prepayment Lockout End Date	Note/Mortgage/Loan Agreement
257	Yield Maintenance End Date	Note/Mortgage/Loan Agreement
258	Prepayment Premiums End Date	Note/Mortgage/Loan Agreement
259	Defeasance Option Start Date	Note/Mortgage/Loan Agreement
260	Defeased Status Code	None - Mortgage Loan Seller Provided
261	Valuation Source Securitization Code	Appraisal Report
262	Asset Type Number	None - Mortgage Loan Seller Provided

Appendix A

Number	Characteristic on Data File	Source Document
263	Group ID	None - Mortgage Loan Seller Provided
264	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided
265	Reporting Period End Date	None - Mortgage Loan Seller Provided
266	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
267	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
268	Underwriting Indicator	None - Mortgage Loan Seller Provided
269	Lien Position Securitization Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
270	Loan Structure Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
271	Payment Type Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
272	Payment Frequency Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
273	Interest Only Indicator	Loan Agreement
274	Balloon Indicator	Loan Agreement
275	Prepayment Premium Indicator	Loan Agreement
276	Negative Amortization Indicator	Loan Agreement
277	Modified Indicator	None - Mortgage Loan Seller Provided
278	Arm Index Code	None - Mortgage Loan Seller Provided
279	First Rate Adjustment Date	None - Mortgage Loan Seller Provided
280	First Payment Adjustment Date	None - Mortgage Loan Seller Provided
281	ARM Margin Number	None - Mortgage Loan Seller Provided
282	Lifetime Rate Cap Percentage	None - Mortgage Loan Seller Provided
283	Lifetime Rate Floor Percentage	None - Mortgage Loan Seller Provided
284	Periodic Rate Increase Limit Percentage	None - Mortgage Loan Seller Provided
285	Periodic Rate Decrease Limit Percentage	None - Mortgage Loan Seller Provided
286	Periodic Payment Adjustment Maximum Amount	None - Mortgage Loan Seller Provided
287	Periodic Payment Adjustment Maximum Percent	None - Mortgage Loan Seller Provided
288	Rate Reset Frequency Code	None - Mortgage Loan Seller Provided
289	Payment Reset Frequency Code	None - Mortgage Loan Seller Provided
290	Index Lookback Days Number	None - Mortgage Loan Seller Provided

Appendix A

Number	Characteristic on Data File	Source Document
291	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
292	Maximum Negative Amortization Allowed Amount	None - Mortgage Loan Seller Provided
293	Negative Amortization Deferred Interest Cap Amount	None - Mortgage Loan Seller Provided
294	Deferred Interest Cumulative Amount	None - Mortgage Loan Seller Provided
295	Deferred Interest Collected Amount	None - Mortgage Loan Seller Provided
296	Property Type Code	Appraisal Report/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
297	Net Rentable Square Feet Number	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
298	Net Rentable Square Feet Securitization Number	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
299	Units Beds Rooms Number	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
300	Units Beds Rooms Securitization Number	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
301	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
302	Most Recent Valuation Amount	None - Mortgage Loan Seller Provided
303	Most Recent Valuation Date	None - Mortgage Loan Seller Provided
304	Most Recent Valuation Source Code	None - Mortgage Loan Seller Provided
305	Property Status Code	None - Mortgage Loan Seller Provided
306	AL_Largest Tenant	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
307	Lease Expiration Largest Tenant Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
308	AL_Second Largest Tenant	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
309	Lease Expiration Second Largest Tenant Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
310	AL_Third Largest Tenant	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
311	Lease Expiration Third Largest Tenant Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
312	Financials Securitization Date	Electronic Underwriting File
313	Most Recent Financials Start Date	None - Mortgage Loan Seller Provided
314	Most Recent Financials End Date	None - Mortgage Loan Seller Provided
315	Most Recent Net Cash Flow Amount	None - Mortgage Loan Seller Provided
316	Net Operating Income Net Cash Flow Securitization Code	None - Mortgage Loan Seller Provided
317	Net Operating Income Net Cash Flow Code	None - Mortgage Loan Seller Provided
318	Most Recent Debt Service Amount	None - Mortgage Loan Seller Provided

Appendix A

Number	Characteristic on Data File	Source Document
319	Most Recent Debt Service Coverage Net Operating Income Percentage	None - Mortgage Loan Seller Provided
320	Most Recent Debt Service Coverage Net Cash Flow Percentage	None - Mortgage Loan Seller Provided
321	Debt Service Coverage Securitization Code	None - Mortgage Loan Seller Provided
322	Most Recent Debt Service Coverage Code	None - Mortgage Loan Seller Provided
323	Asset Added Indicator	None - Mortgage Loan Seller Provided
324	Report Period Modification Indicator	None - Mortgage Loan Seller Provided
325	Report Period Beginning Schedule Loan Balance Amount	Calculation –see procedure below
326	Report Period End Actual Balance Amount	Calculation –see procedure below
327	Other Interest Adjustment Amount	None - Mortgage Loan Seller Provided
328	Unscheduled Principal Collected Amount	None - Mortgage Loan Seller Provided
329	Other Principal Adjustment Amount	None - Mortgage Loan Seller Provided
330	Hyper Amortizing Date	None - Mortgage Loan Seller Provided
331	Servicing Advance Method Code	None - Mortgage Loan Seller Provided
332	Non Recoverability Indicator	None - Mortgage Loan Seller Provided
333	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
334	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided
335	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
336	Payment Status Loan Code	None - Mortgage Loan Seller Provided
337	Arm Index Rate Percentage	None - Mortgage Loan Seller Provided
338	Next Interest Rate Percentage	None - Mortgage Loan Seller Provided
339	Next Interest Rate Change Adjustment Date	None - Mortgage Loan Seller Provided
340	Next Payment Adjustment Date	None - Mortgage Loan Seller Provided
341	Primary Servicer Name	None - Mortgage Loan Seller Provided
342	Most Recent Special Servicer Transfer Date	None - Mortgage Loan Seller Provided
343	Most Recent Master Servicer Return Date	None - Mortgage Loan Seller Provided
344	Asset Subject Demand Indicator	None - Mortgage Loan Seller Provided
345	Asset Subject Demand Status Code	None - Mortgage Loan Seller Provided
346	Repurchase Amount	None - Mortgage Loan Seller Provided
347	Demand Resolution Date	None - Mortgage Loan Seller Provided
348	Repurchaser Name	None - Mortgage Loan Seller Provided
349	Repurchase Replacement Reason Code	None - Mortgage Loan Seller Provided
350	Realized Loss To Trust Amount	None - Mortgage Loan Seller Provided
351	Liquidation Prepayment Code	None - Mortgage Loan Seller Provided
352	Liquidation Prepayment Date	None - Mortgage Loan Seller Provided

Appendix A

Number	Characteristic on Data File	Source Document
353	Prepayment Premium Yield Maintenance Received Amount	None - Mortgage Loan Seller Provided
354	Workout Strategy Code	None - Mortgage Loan Seller Provided
355	Last Modification Date	None - Mortgage Loan Seller Provided
356	Modification Code	None - Mortgage Loan Seller Provided
357	Post Modification Interest Percentage	None - Mortgage Loan Seller Provided
358	Post Modification Payment Amount	None - Mortgage Loan Seller Provided
359	Post Modification Maturity Date	None - Mortgage Loan Seller Provided
360	Coop - Rental Value	Appraisal Report[6]
361	Coop - LTV as Rental	Calculation –see procedure below[6]
362	Coop - Unsold Percent	Calculation –see procedure below[6]
363	Coop - Sponsor Units	Sponsor Rent Roll/Investor Rent Roll/Maintenance Schedule[6]
364	Coop - Investor Units	Sponsor Rent Roll/Investor Rent Roll/Maintenance Schedule[6]
365	Coop - Coop Units	Sponsor Rent Roll/Investor Rent Roll/Maintenance Schedule[6]
366	Coop - Sponsor/Investor Carry	Calculation –see procedure below[6]
367	Coop - Committed Secondary Debt	Subordinate Note/Subordinate Loan Agreement[6]

1 With respect to each Mortgage Loan identified on the Data File as having one tenant and where the related Mortgage Loan Seller did not provide us with the Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Electronic Underwriting File/Borrower Financial Certificate for the related mortgaged property or mortgaged properties, we were instructed by the related Mortgage Loan Seller to compare the Occupancy % Source Date (as set forth on the Data File) to September 1, 2020 and to assume that such tenant is solely occupying such mortgaged property as of the Occupancy % Source Date.

2 With respect to the Mortgage Loans identified on the Data File as “9th & Thomas,” “Heritage Park Apartments,” “ExchangeRight Net Leased Portfolio #39,” “Storage Max Tyler,” “Convenient Self Storage” and “Store More Self Storage,” each indicated on the related Note/Mortgage/Loan Agreement as having a first payment date of November 2020, we were instructed by representatives of the Company to (i) assume a First Payment Date in October 2020 and (ii) add 1 period to the “L(#)” component of the Prepayment Restriction Code.

3 At the request of representatives of the respective Mortgage Loan Seller, for any Mortgage Loan with more than one mortgaged property where the Original Balance of the respective mortgaged properties were not stated on the related Note/Mortgage/Loan Agreement/Note Splitter/Draft Note Splitter, as applicable, we compared the Original Balance of each such mortgaged property to the Property Level Original Balance (as recalculated herein). With respect to the Mortgage Loan identified on the Data File as “ExchangeRight Net Leased Portfolio #39,” we were instructed by representatives of the related Mortgage Loan Seller to compare the Original Balance to the Draft Note.

4 With respect to those mortgaged properties having a Specific Property Type of “Cooperative” on the Data File, the related As-Is Appraised Value is the appraised value assuming such mortgaged property is operated as a residential cooperative (as set forth on the Appraisal Report).

5 Characteristic is not applicable and therefore we made no comparisons for those Mortgage Loans secured by mortgaged properties identified on the Data File as having a Specific Property Type of “Cooperative.”

6 Characteristic is only applicable to those Mortgage Loans secured by mortgaged properties identified on the Data File as having a Specific Property Type of “Cooperative.”

Appendix A

Calculation Procedures

With respect to Characteristic 23:

•	we recomputed the Monthly Debt Service Amount:

(i)     as one twelfth of the product of (1) Original Balance, (2) Mortgage Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD,” as applicable;

(ii)   by using the Original Balance, Mortgage Rate, Amortization Term (Original) and a 30/360 Interest Accrual Basis for those Mortgage Loans with a Mortgage Loan Originator of “National Consumer Cooperative Bank” or “National Cooperative Bank, N.A.” (collectively, the “NCB Loans”) and with a Loan Amortization Type of “Amortizing Balloon”; and

•	we compared the Monthly Debt Service Amount to the corresponding information set forth on the Note/Mortgage/Loan Agreement for those MSMCH Loans, WFB Loans and BANA Loans with a Loan Amortization Type of “Amortizing Balloon,” “Fully Amortizing,” “Interest-only, Amortizing Balloon,” “Amortizing ARD” or “Interest-only, Amortizing ARD,” as applicable.

With respect to Characteristic 29, we recomputed the Cut-Off Date Balance - Loan Level, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Monthly Debt Service Amount, Original Balance and the Payment Due Date in September 2020 (the “Cut-off Date” as stipulated by representatives of the Company). At the request of representatives of the related Mortgage Loan Sellers, Cut-off Date Balance – Loan Level differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 30, we recomputed the Cut-Off Date Balance - Property Level, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Property Level Monthly Debt Service Amount (as defined below), Property Level Original Balance (as defined below) and Cut-off Date. At the request of representatives of the related Mortgage Loan Sellers, Cut-off Date Balance – Property Level differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

For purposes of Characteristic 30:

•	Property Level Monthly Debt Service Amount shall mean the product of (a) the Monthly Debt Service Amount of the related Mortgage Loan and (b) the quotient of (i) the Property Level Original Balance (as defined below) over (ii) the Original Balance of the related Mortgage Loan.

•	Property Level Original Balance shall mean either (a) the original balance of the related mortgaged property as set forth on the Note/Mortgage/Loan Agreement/Note Splitter/Draft Note Splitter or (b) to the extent the original balance of the related mortgaged property is not stated on the related Note/Mortgage/Loan Agreement/Note Splitter/Draft Note Splitter, the product of (i) the Original Balance of the related Mortgage Loan and (ii) the Property Level Share (as defined below).

•	Property Level Share shall mean the quotient of (a) the As-Is Appraised Value of the respective mortgaged property over (b) the aggregate As-Is Appraised Value of all mortgaged properties for the respective Mortgage Loan. With respect to the Mortgage Loan identified on the Data File as “Monogram Portfolio,” we were instructed by representatives of the related Mortgage Loan Seller to replace the As-Is Appraised value with the Stabilized Appraised Value for clause (a) and (b) of this procedure.

With respect to Characteristic 31, we recomputed the Cut-off Date Balance Per Unit/SF by dividing the (i) Cut-Off Date Balance - Loan Level by (ii) No. of Units. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Cut-Off Date Balance - Loan Level and aggregate No. of Units of the related cross collateralized

Appendix A

loans. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the respective Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 32, we recomputed the Balloon Payment, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Maturity Date or Anticipated Repayment Date, Monthly Debt Service Amount and Original Balance. At the request of representatives of the related Mortgage Loan Sellers, Balloon Payment differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 37, we recomputed the Amortization Term (Original) using the Mortgage Rate, Original Balance, Monthly Debt Service Amount and a 30/360 Interest Accrual Basis. This procedure was not performed for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD.”

With respect to Characteristic 38, we recomputed the Amortization Term (Remaining) by subtracting the Seasoning from the Amortization Term (Original). With respect to those Mortgage Loans with a Loan Amortization Type of “Interest-only, Amortizing Balloon” or “Interest-only, Amortizing ARD,” for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the IO Period. This procedure was not performed for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD.”

With respect to Characteristic 39, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 40, we recomputed the Loan Term (Remaining) by subtracting the Seasoning from the Loan Term (Original).

With respect to Characteristic 42, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 54, we recomputed the Original LTV by dividing the (i) Original Balance by (ii) As-Is Appraised Value. With respect to the Mortgage Loan identified on the Data File as “Monogram Portfolio,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Stabilized Appraised Value. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Original Balance and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of (1) the Original Balance and (2) the original balance of the related pari passu companion loan(s) (as set forth on the Note/Mortgage/Loan Agreement/Note Splitter/Draft Note Splitter).

With respect to Characteristic 55, we recomputed the Cut-Off Date LTV Ratio by dividing the (i) Cut-Off Date Balance - Loan Level by (ii) As-Is Appraised Value. With respect to the Mortgage Loan identified on the Data File as “Monogram Portfolio,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Stabilized Appraised Value. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Cut-Off Date Balance - Loan Level and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance.

Appendix A

With respect to Characteristic 56, we recomputed the LTV Ratio at Maturity or ARD by dividing the (i) Balloon Payment by (ii) As-Is Appraised Value. With respect to the Mortgage Loan identified on the Data File as “Monogram Portfolio,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Stabilized Appraised Value. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Balloon Payment and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of (1) the Balloon Payment and (2) the balloon payment of the related pari passu companion loan(s) (as recalculated herein). Assuming, at your request, no prepayment of principal, we computed the balloon payment of the related pari passu companion loan(s) using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable) and Maturity Date or Anticipated Repayment Date and original balance of the related pari passu companion loan(s) (each as set forth on the Note/Mortgage/Loan Agreement/Note Splitter/Draft Note Splitter) and the monthly debt service amount of the related pari passu companion loan (s) (as derived from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 57, we recomputed the UW NOI DSCR by dividing the (i) UW NOI by (ii) the annualized Monthly Debt Service Amount. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate annualized Monthly Debt Service Amount of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of the annualized Monthly Debt Service Amount and the annualized monthly debt service amount of the related pari passu companion loan(s) (as derived from the Loan Agreement).

With respect to Characteristic 58, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by (ii) the annualized Monthly Debt Service Amount. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate annualized Monthly Debt Service Amount of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of the annualized Monthly Debt Service Amount and the annualized monthly debt service amount of the related pari passu companion loan(s) (as derived from the Loan Agreement).

With respect to Characteristic 59, we recomputed the Cut-Off Date UW NOI Debt Yield by dividing the (i) UW NOI by (ii) Cut-Off Date Balance - Loan Level. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate Cut-Off Date Balance - Loan Level of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 60, we recomputed the Cut-Off Date UW NCF Debt Yield by dividing the (i) UW NCF by (ii) Cut-Off Date Balance - Loan Level. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate Cut-Off Date Balance - Loan Level of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Total Pari Passu Cut-Off Date Balance.

Appendix A

With respect to Characteristic 152, we recomputed the Total Pari Passu Cut-Off Date Balance for each Mortgage Loan, assuming, at your request, no prepayments of principal, using the (i) First Payment Date, (ii) Interest Accrual Basis, (iii) Mortgage Rate, (iv) IO Period (if applicable), (v) sum of the (1) Monthly Debt Service Amount and (2) monthly debt service amount of the related pari passu companion loan(s) (as set forth on the Loan Agreement), (vi) sum of the (1) Original Balance and (2) original balance of the related pari passu companion loan(s) (as set forth on the Note/Mortgage/Loan Agreement/Note Splitter/Draft Note Splitter) and (vii) Cut-off Date. With respect to those Mortgage Loans that are secured by more than one property, we recomputed the Total Pari Passu Cut-Off Date Balance for the related mortgaged property as the product of (i) Total Pari Passu Cut-Off Date Balance for the related Mortgage Loan and (ii) the quotient of (a) Original Balance for the related mortgage property and (b) Original Balance for the related Mortgage Loan. At the request of representatives of the related Mortgage Loan Seller, Total Pari Passu Cut-Off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. No procedure was performed for those Mortgage Loans which are not part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 153, we recomputed the Trust Component % of Pari Passu by dividing the (i) Cut-Off Date Balance - Loan Level by (ii) Total Pari Passu Cut-Off Date Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one mortgaged property the Trust Component % of Pari Passu for related mortgaged properties is set equal to the Trust Component % of Pari Passu of such Mortgage Loan. No procedure was performed for those Mortgage Loans which are not part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 159, we recomputed the Whole Loan Cut-Off Date Balance as the sum of the (i) Cut-Off Date Balance – Loan Level and (ii) Subordinate Secured Debt Original Balance. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 160, we recomputed the Whole Loan Debt Service as the sum of (i) the Monthly Debt Service Amount, (ii) the Additional Debt - Debt Service and (iii) with respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), the monthly debt service amount of the related pari passu companion loan(s) (as derived from the Loan Agreement). This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 161, we recomputed the Whole Loan Cut-Off Date LTV Ratio by dividing the Whole Loan Cut-Off Date Balance by the As-Is Appraised Value. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 162, we recomputed the Whole Loan UW NOI DSCR by dividing the (i) UW NOI by (ii) the annualized Whole Loan Debt Service. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 163, we recomputed the Whole Loan UW NCF DSCR by dividing the (i) UW NCF by (ii) the annualized Whole Loan Debt Service. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 164, we recomputed the Whole Loan Cut-Off Date UW NOI Debt Yield by dividing the UW NOI by the Whole Loan Cut-Off Date Balance. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

Appendix A

With respect to Characteristic 165, we recomputed the Whole Loan Cut-off Date UW NCF Debt Yield by dividing the UW NCF by the Whole Loan Cut-Off Date Balance. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 173, we recomputed the Additional Debt - Debt Service:

•	in the case of those Mortgage Loans with subordinate secured debt and mezzanine debt, as one twelfth of the product of (i) the related Subordinate Secured Debt Original Balance or Mezzanine Debt Original Balance, as applicable, (ii) the related Additional Debt - Mortgage Rate and (iii) a fraction equal to 365/360; or
•	in the case of those NCB Mortgage Loans with subordinate secured debt, as the sum of (1) the credit line scheduled principal payment (as set forth on the Subordinate Note) and (2) one twelfth of the product of (a) the Subordinate Secured Debt Original Balance, (b) the “credit line current rate” (as recalculated herein) or Additional Debt - Mortgage Rate and (c) a fraction equal to 365/360. We were instructed by representatives of NCB to compute the “credit line current rate” for those NCB Loans with an Additional Debt – Loan Type of “Floating”, as the greater of the (i) Additional Debt - Mortgage Rate Floor and (ii) sum of the (1) subordinate secured debt margin (as set forth on the Subordinate Note) and (2) Prime Rate effective as of September 8, 2020 (3.25% as stipulated by representatives of NCB).

With respect to Characteristic 182, we recomputed the Additional Debt – Loan Term (Original) by determining the number of payment dates from and inclusive of the additional debt first payment date (as set forth on the Subordinate Note/Subordinate Loan Agreement) to and inclusive of the Additional Debt – Maturity Date or Anticipated Repayment Date. This procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (each as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 183, we recomputed the Additional Debt – Loan Term (Remaining) by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Additional Debt – Maturity Date or Anticipated Repayment Date. This procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (each as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 185, we recomputed the Additional Debt – Seasoning by determining the number of payment dates from and inclusive of the additional debt first payment date (as set forth on the Subordinate Note/Subordinate Loan Agreement) to and inclusive of the Cut-off Date. This procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (each as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 252, we recomputed the Scheduled Interest Amount as the product of (i) Report Period Beginning Schedule Loan Balance Amount, (ii) the Mortgage Rate, (iii) the number of calendar days from and inclusive of the Payment Due Date occurring one month prior to the Cut-off Date to and exclusive of the Cut-off Date and (iv) a fraction equal to 1/360. With respect to those Mortgage Loans with a First Payment Date occurring after the Cut-off Date, we were instructed by representatives of the Company to replace the results of this procedure with “$0”.

With respect to Characteristic 253, we recomputed the Scheduled Principal Amount by subtracting the Scheduled Interest Amount from the Monthly Debt Service Amount. This procedure was only performed for those Mortgage Loans with a Loan Amortization Type of “Amortizing Balloon,” “Fully Amortizing” or “Amortizing ARD.” With respect to those Mortgage Loans with a First Payment Date occurring after the Cut-off Date, we were instructed by representatives of the Company to replace the results of this procedure with “$0”.

Appendix A

With respect to Characteristic 254, we recomputed the Periodic Principal and Interest Payment Securitization Amount as (i) the product of (1) the Cut-Off Date Balance – Loan Level, (2) the Mortgage Rate, (3) the number of calendar days from and inclusive the Cut-off Date to and exclusive of the Payment Due Date occurring one month after the Cut-off Date and (4) a fraction equal to 1/360 for those Mortgage Loans with a Seasoning equal to zero and (ii) the product of (1) the Report Period Beginning Schedule Loan Balance Amount, (2) the Mortgage Rate, (3) the number of calendar days from and inclusive of the Payment Due Date occurring one month prior to the Cut-off Date to and exclusive of the Cut-off Date and (4) a fraction equal to 1/360 for those Mortgage Loans with a Seasoning greater than zero. With respect to those Mortgage Loans with a Loan Amortization Type of “Amortizing Balloon,” “Fully Amortizing,” or “Amortizing ARD,” we compared the Periodic Principal and Interest Payment Securitization Amount to the Monthly Debt Service Amount.

With respect to Characteristic 255, we recomputed the Total Scheduled Principal Interest Due Amount as the product of (i) the Report Period Beginning Schedule Loan Balance Amount, (ii) the Mortgage Rate, (iii) the number of calendar days from and inclusive of Payment Due Date occurring one month prior to the Cut-off Date to and exclusive of the Cut-off Date and (iv) a fraction equal to 1/360 for those Mortgage Loans with a Seasoning greater than zero. With respect to those Mortgage Loans with a Loan Amortization Type of “Amortizing Balloon,” “Fully Amortizing” or “Amortizing ARD” and a Seasoning greater than zero, we compared the Total Scheduled Principal Interest Due Amount to the Monthly Debt Service Amount. With respect to those Mortgage Loans with a Seasoning equal to zero, we were instructed by representatives of the Company to set the Total Scheduled Principal Interest Due Amount to “$0.”

With respect to Characteristic 325, we recomputed the Report Period Beginning Schedule Loan Balance Amount, assuming, at your request, no prepayment of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Monthly Debt Service Amount, Original Balance and the Payment Due Date occurring one month prior to the Cut-off Date. With respect to those Mortgage Loans with a First Payment Date occurring on or after the Cut-off Date, we were instructed by representatives of the Company to compare the Report Period Beginning Schedule Loan Balance Amount to the Original Balance.

With respect to Characteristic 326, we compared the Report Period End Actual Balance Amount to the Cut-Off Date Balance – Loan Level.

With respect to Characteristic 361, we recomputed the Coop – LTV as Rental by dividing the (i) Cut-Off Date Balance - Loan Level by (ii) Coop – Rental Value.

With respect to Characteristic 362, we recomputed the Coop – Unsold Percent by dividing the (i) sum of (1) Coop - Sponsor Units, (2) Coop - Investor Units and (3) Coop – Coop Units by (ii) No. of Units.

With respect to Characteristic 366, we recomputed the Coop – Sponsor/Investor Carry by subtracting the (i) aggregate annual coop maintenance of the Coop - Sponsor Units and Coop - Investor Units (as ascertained from the Sponsor Rent Roll/Investor Rent Roll/Maintenance Schedule) from the (ii) aggregate annual rent of the Coop - Sponsor Units and Coop - Investor Units (as ascertained from the Sponsor Rent Roll/Investor Rent Roll/Maintenance Schedule). This procedure was only performed for those Mortgage Loans with a Coop - Sponsor Units or Coop - Investor Units greater than zero.

******

The Appraisal Report, Engineering Report, Capital Expenditure Schedule, Insurance Confirmation, USPS.com, Phase I Report, Phase II Report, Borrower Rent Roll, UW Rent Roll, Lease Estoppel, Extension Agreement, Note, Draft Note, Note Splitter, Draft Note Splitter, Mortgage, Loan Agreement, Deed of Trust, Electronic Underwriting File, Title Policy, Assignment of Mortgage, Ground Lease,

Appendix A

Ground Lease Abstract, Tenants in Common Agreement, Attorney Opinion Letter, Cash Management Agreement, Lockbox Agreement, Management Agreement, Indemnification Agreement, Guaranty, Closing Statement, Servicing Statement or Printout, Property Survey, Borrower Financial Certificate, Insurance Certificates, Insurance Summaries, Master Lease, Seismic Report, Zoning Report, subordinate and/or mezzanine promissory note (collectively, the “Subordinate Note”), subordinate and/or mezzanine loan agreement (collectively, the “Subordinate Loan Agreement”), Subordination Agreement, Environmental Insurance Certificates, Environmental Insurance Summaries, EDGAR ABS XML technical specification (Version 1.5) document dated December 2016, Sponsor Rent Roll, Investor Rent Roll, Maintenance Schedule and any other related documents or correspondences that were provided to us by representatives of the Mortgage Loan Sellers in support of the Characteristics in this Appendix A are collectively referred to as the “Source Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations as to the accuracy or completeness of any of the information contained therein. In certain instances, our comparisons and recalculations were made using photocopies or faxed copies of the Source Documents. In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans.